Cover	Aug. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42274
Entity Registrant Name	HEALTHY CHOICE WELLNESS CORP.
Entity Central Index Key	0001948864
Entity Tax Identification Number	88-4128927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3800 N. 28th Way, #1
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	(305)
Local Phone Number	600-5004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	HCWC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false